Basis of preparation (Tables)	6 Months Ended
Sep. 30, 2023
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation

	Increase/(decrease)
	Six months ended 30 September
	2023	2022
	€m	€m
Revenue	35	21
Operating profit	(5)	(14)
Profit for the financial period	(140)	(40)

	30 September 2023	31 March 2023
Non-current assets	849	814
Equity attributable to owners of the parent	811	777
Non-controlling interests	54	37